Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Non-cancellable Leases

Future minimum lease payments under the non-cancellable leases are as follows:

(in thousands)	Rent Payments

Year Ended December 31,
2021	$747
2022	771
2023	780
2024	813
2025	838
Thereafter	652

Total	$4,601